INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint ventures [abstract]
Schedule of Investments in Joint Ventures and Associates
The Group's share of results of, and investments in, equity accounted joint ventures and associates comprises:

	Joint ventures			Associates			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Share of income statement amounts:
Income	90	72	66	4	4	(1)	94	76	65
Expenses	(80)	(78)	(59)	(11)	(11)	—	(91)	(89)	(59)
Impairment	—	—	—	—	—	—	—	—	—
Profit (loss) before tax	10	(6)	7	(7)	(7)	(1)	3	(13)	6
Tax	(1)	—	—	—	—	—	(1)	—	—
Share of post-tax results	9	(6)	7	(7)	(7)	(1)	2	(13)	6
Share of other comprehensive income	—	—	—	—	—	—	—	—	—
Share of total comprehensive income	9	(6)	7	(7)	(7)	(1)	2	(13)	6

Share of balance sheet amounts:
Current assets	421	437		23	12		444	449
Non-current assets	169	158		12	7		181	165
Current liabilities	(142)	(148)		(5)	(2)		(147)	(150)
Non-current liabilities	(126)	(168)		—	—		(126)	(168)
Share of net assets at 31 December	322	279		30	17		352	296

Movement in investments over the year:
At 1 January	279	293		17	11		296	304
Additional investments	34	3		20	13		54	16
Repayment of capital	—	(11)		—	—		—	(11)
Share of post-tax results	9	(6)		(7)	(7)		2	(13)
Share of net assets at 31 December	322	279		30	17		352	296